Total Assets by Segment (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total Assets	$ 1,177.4	$ 998.8
Total Assets		998.8	930.6
Refining
Segment Reporting Information [Line Items]
Total Assets	687.5	646.5
Total Assets		646.5	667.7
Retail
Segment Reporting Information [Line Items]
Total Assets	139.7	130.2
Total Assets		130.2	136.7
All Other Segments
Segment Reporting Information [Line Items]
Total Assets	350.2	222.1
Total Assets		$ 222.1	$ 126.2